Subsequent Events (Details) - USD ($)	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2015
Current Assets
Cash and cash equivalents	$ 1,514,513	$ 1,477,229	$ 76,613	$ 36,898	$ 36,121
Prepaid expense	90,000	21,569		15,995
Total Current Assets	1,719,201	1,498,798		52,893
Other Assets
Property and equipment, net	149,636	57,407		62,569
Total Assets	5,243,830	1,556,205		5,218,308
Current Liabilities:
Accounts payable and accrued liabilities	858,632	542,035		481,412
Note payable		277,270		262,040
Note payable, shareholder	3,657,015	3,603,446		2,784,000
Current portion of unsecured convertible notes, net of discount	685,214	67,858
Services payable, related party		239,080		1,000,000
Total Current Liabilities	5,692,157	4,729,689		4,877,311
Unsecured convertible notes - related party, net of discount	19,107	11,668
Unsecured convertible notes, net of discount and current portion	330,043	220,540		110,273
Total Liabilities	6,041,307	4,961,897		4,987,584
Stockholders' Deficit:
Preferred stock, $0.001 par value; 1,000,000 shares authorized; no shares issued or outstanding
Common stock, $0.001 par value; 500,000,000 shares authorized; 105,996,974 shares issued and outstanding.	107,949	103,997		91,997
Additional paid in capital	30,005,624	24,586,201		13,984,898
Accumulated deficit	(30,911,050)	(28,095,890)		(13,846,171)
Total stockholders' deficit	(797,477)	(3,405,692)		230,724	$ 2,403,311
Total Liabilities and Stockholders' Deficit	$ 5,243,830	1,556,205		$ 5,218,308
Pro Forma [Member]
Current Assets
Cash and cash equivalents		1,477,229
Prepaid expense		21,569
Total Current Assets		1,498,798
Other Assets
Property and equipment, net		175,407
Intangibles		3,222,000
Total Assets		4,896,205
Current Liabilities:
Accounts payable and accrued liabilities		542,035
Note payable		277,270
Note payable, shareholder		3,603,446
Current portion of unsecured convertible notes, net of discount		67,858
Services payable, related party		239,080
Total Current Liabilities		4,729,689
Unsecured convertible notes - related party, net of discount		11,668
Unsecured convertible notes, net of discount and current portion		220,540
Total Liabilities		4,961,897
Stockholders' Deficit:
Preferred stock, $0.001 par value; 1,000,000 shares authorized; no shares issued or outstanding
Common stock, $0.001 par value; 500,000,000 shares authorized; 105,996,974 shares issued and outstanding.		105,997
Additional paid in capital		27,924,201
Accumulated deficit		(28,095,890)
Total stockholders' deficit		(65,692)
Total Liabilities and Stockholders' Deficit		$ 4,896,205